Interests in Structured Entities - Schedule of Securitized Holdings by the Type and Asset Quality (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	$ 3,888	$ 3,300
AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	2,805	2,471
AA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	648	306
A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	372	453
BBB [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	63	$ 70
CMBS [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,649
CMBS [Member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,580
CMBS [Member] | A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	69
RMBS [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	14
RMBS [Member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	7
RMBS [Member] | A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	7
Asset backed securities [member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	2,225
Asset backed securities [member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,218
Asset backed securities [member] | AA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	648
Asset backed securities [member] | A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	296
Asset backed securities [member] | BBB [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	$ 63